Crowdfunding Offering (Details) - USD ($)			12 Months Ended
	Sep. 03, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Crowdfunding Offering [Line Items]
Issuance and sale of units		810,324
Net proceeds (in Dollars)			$ 795,891
Crowdfunding Offering [Member]
Crowdfunding Offering [Line Items]
Shares issued price per share (in Dollars per share)			$ 9.94
Net proceeds (in Dollars)			$ 2,735,671	$ 1,529,803
Minimum [Member]
Crowdfunding Offering [Line Items]
Shares issued price per share (in Dollars per share)				$ 5.93
Maximum [Member]
Crowdfunding Offering [Line Items]
Shares issued price per share (in Dollars per share)				$ 9.94
Preferred Stock B [Member]
Crowdfunding Offering [Line Items]
Issuance and sale of units	5,000,000		675,015
Preferred Stock B [Member] | Crowdfunding Offering [Member]
Crowdfunding Offering [Line Items]
Issuance and sale of units			81,273	276,065